Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 27,450
Ending balance		29,176	$ 311	₨ 27,450
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		52,183		55,644
Acquisition through Business combinations (Refer to Note 7)		6,753		1,896
Deductions/adjustments		(4,420)		(6,619)
Translation adjustment		5,509		1,262
Ending balance		60,025		52,183
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		24,733		22,896
Amortization and impairment	[1]	7,787		7,909
Deductions/adjustments		(4,420)		(6,619)
Translation adjustment		2,749		547
Ending balance		30,849		24,733
Net carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		27,450
Ending balance		29,176		27,450
Customer related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,461		43,672
Acquisition through Business combinations (Refer to Note 7)		5,644		1,896
Deductions/adjustments		(4,420)		(4,101)
Translation adjustment		4,387		994
Ending balance		48,072		42,461
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		20,950		18,281
Amortization and impairment	[1]	6,599		6,327
Deductions/adjustments		(4,420)		(4,101)
Translation adjustment		2,252		443
Ending balance		25,381		20,950
Customer related intangibles [member] | Net carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		21,511
Ending balance		22,691		21,511
Marketing related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		9,722		11,972
Acquisition through Business combinations (Refer to Note 7)		1,109		0
Deductions/adjustments		(0)		(2,518)
Translation adjustment		1,122		268
Ending balance		11,953		9,722
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,783		4,615
Amortization and impairment	[1]	1,188		1,582
Deductions/adjustments		(0)		(2,518)
Translation adjustment		497		104
Ending balance		5,468		3,783
Marketing related intangibles [member] | Net carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,939
Ending balance		₨ 6,485		₨ 5,939

[1]	During the years ended March 31, 2025 and 2026, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,155 and ₹ 851 for the years ended March 31, 2025 and 2026, respectively, as part of amortization and impairment.

Amortization expense on intangible assets is included in selling and marketing expenses in the consolidated statement of income.